Operating Segments - Schedule of revenue from external customers by geographic areas (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 281,767	$ 38,602	¥ 82,225	¥ 473,740
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	128,250		¥ 82,225	¥ 473,740
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	107,871
Other countries or regions
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 45,646